CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - EUR (€)	Common stock	Additional paid-in capital.	Retained Earnings / (Loss)	Other comprehensive income (loss)	Treasury stock	Total
Balance at Dec. 31, 2018	€ 3,818,000	€ 65,983,000	€ (39,947,000)	€ (3,748,000)	€ (1,142,000)	€ 24,964,000
Balance (in shares) at Dec. 31, 2018	28,997,866
Net (loss) / income			1,512,000			1,512,057
Translation adjustment				(61,000)		(61,000)
stock options granted or exercised		232,000				232,000
Capital increase	€ (9,000)	(116,000)				€ (124,000)
Capital increase (in shares)	65,600
Treasury stock disposition (in shares)	78,100				214,000	214,000
Provision for retirement indemnities				374,000		€ 374,000
Balance (in shares) at Dec. 31, 2019	29,141,566
Balance at Dec. 31, 2019	€ 3,826,000	66,331,000	(38,435,000)	(3,436,000)	€ (928,000)	27,359,000
Net (loss) / income			(1,704,000)			(1,703,668)
Translation adjustment				410,000		410,000
stock options granted or exercised		160,000				160,000
Capital increase	€ 3,000	57,000				60,000
Capital increase (in shares)	23,750
Provision for retirement indemnities				(38,000)		(38,000)
Balance (in shares) at Dec. 31, 2020	29,165,316
Balance at Dec. 31, 2020	€ 3,830,000	66,548,000	(40,139,000)	(3,064,000)	(928,000)	26,248,000
Net (loss) / income			700,000			699,890
Translation adjustment				(554,000)		(554,000)
stock options granted or exercised		1,900,000				1,900,000
Capital increase	€ 559,000	21,173,000				21,732,000
Capital increase (in shares)	4,300,820
Provision for retirement indemnities				77,000		77,000
Deferred tax for retirement indemnities				(48,000)		(48,000)
Balance (in shares) at Dec. 31, 2021	33,466,136
Balance at Dec. 31, 2021	€ 4,389,000	€ 89,621,000	€ (39,439,000)	€ (3,589,000)	€ (928,000)	€ 50,054,000